Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net loss carryforwards	$ 9,903,516	$ 9,877,997
Capital loss carryforwards	66,837	66,837
Foreign exchange adjustment on capital note	(25,875)
Stock-based compensation	1,052,937	1,034,960
Research and development	242,905	317,681
Accruals	42,445	30,177
Deferred asset before valuation allowance	11,282,765	11,327,652
Valuation allowance	(11,282,765)	(11,327,652)
Net deferred tax asset